AMERICAN SKANDIA TRUST
                              One Corporate Drive
                           Shelton, Connecticut 06484
                            TELEPHONE (203)926-1888
                            FACSIMILE (203) 925-6932

Writer's Direct Dial Number
  (203) 944-5478



                                   May 5, 1997


VIA EDGAR SUBMISSION

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re: Certification Filing on behalf of American Skandia Trust Pursuant to Rule 497(j)
                  Registration No. 33-24962
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         We hereby certify, pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional Information of American Skandia Trust ("AST") that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST registration statement (Post-Effective Amendment No. 22); and (2) the text of Post-Effective Amendment No. 22 to the AST Registration
Statement was filed electronically with the Securities and Exchange Commission on April 30, 1997.

     If you have any questions, please do not hesitate to contact me at (203) 944-5478. Thank you for your attention.


                                   Sincerely,

                                /s/ Eric C. Freed
                                  Eric C. Freed
                                    Secretary


cc:  Edward P. Macdonald, Esq.
     Robert K. Fulton, Esq.
     John S. Pak, Esq.